Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	June 30, 2026	December 31, 2025
Raw materials	$12,344,246	$5,833,689
Materials in transit	4,666,469	618,938
Finished goods	184,362	536,386
Spare parts	-	241,568
Less: Obsolete/write-down inventory	-	-
Total, net	$17,195,077	$7,230,581